PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2013
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS
10.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31,
	2012	2013
	RMB	RMB
Value-added tax deductible	209,695,401	463,771,911
Prepayment for share repurchase	25,963,848	25,173,532
Employee advances	13,660,674	10,357,581
Prepayment for income tax	6,390,847	5,992,644
Deposits for customs duty, rental and open bidding for solar projects	46,450,079	50,614,427
Receivable from insurance company	81,388,706	24,359
Prepaid insurance premium, rent, and others	18,040,237	21,608,096
Others	11,741,001	14,311,425
Total	413,330,793	591,853,975

Value-added tax deductible represented the balance that the Group can utilize to deduct its value-added tax liability within the next 12 months.

As of December 31, 2012 and 2013, all of the employee advances were business related, interest-free, not collateralized and will be repaid or settled within one year from the respective balance sheet dates.

Receivable from insurance company represented the insurance compensation which the Group has claimed with the insurance company that insures the Group against customer credit default and the collection of receivable is reasonably assured.